Taxation (Details) - Schedule of Pre-tax Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	$ (29,189,200)	$ (18,471,418)	$ (6,264,222)
Cayman Islands [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(4,100,487)	(4,302,089)	(1,733,786)
BVI [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(16,537)	(17,811)	(12,769)
Hong Kong [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(10,805,695)	(3,245,238)	(628,015)
Singapore [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(180,619)	(160,228)	(16,041)
Thailand [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(2,852,376)	(5,826,236)	(3,873,611)
Malaysia [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(2,761,202)	(478,658)
Macau [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(193,865)	(161,513)
United States [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(321,399)	(572,088)
Australia [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	15,199	(15,199)
United Arab Emirates (UAE) [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(22,157)	(72,036)
United Kingdom [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	1,350	(1,350)
South Korea [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(11,236)	(20,029)
Japan [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	(189,773)	(77,055)
Canada [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	3,418	(2,997)
Vietnam [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	17,123	(17,123)
China [Member]
Schedule of Pre-tax Loss [Abstract]
Pre-tax loss, net	$ (7,770,944)	$ (3,501,768)